Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 744	¥ 1,334